Leases (Details Narrative) (Huale Group Co.Limited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets		$ 277,516		$ 264,164
Current operating lease liabilities		248,942	177,641	102,160
Non-current operating lease liabilities		181,375		166,444
Subsidy of contractual obligation		471,901	471,901
Deferred subsidy income		154,683	181,639
RMB [Member]
Subsidy of contractual obligation		$ 3,245,000	$ 3,245,000
Huale Group Co., Ltd ("HGL") [Member]
Lease expiration date	Jul. 17, 2022
Right-of-use assets	$ 209,977
Current operating lease liabilities	102,902			102,160
Non-current operating lease liabilities	112,045			$ 166,444
Subsidy of contractual obligation	471,901
Deferred subsidy income	220,719
Huale Group Co., Ltd ("HGL") [Member] | RMB [Member]
Subsidy of contractual obligation	$ 3,245,000